Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Warrant and convertible note derivative liabilities	$ 3,435,386	$ 2,547,458	$ 172,393
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant and convertible note derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant and convertible note derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant and convertible note derivative liabilities	$ 3,435,386	$ 2,547,458